ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT (Details Narrative) (Option agreement with Arden Larson - Klondike Project)	0 Months Ended
Jun. 11, 2012 N
Option agreement with Arden Larson - Klondike Project
Business Acquisition [Line Items]
Option to acquire interest percentage (in percent)	100.00%
Number of unpatented mining claims	64
Additional number of mining claims	100
Description of location of the entity to be acquired	Located in the Alpha Mining District about 40 miles north of Eureka, Nevada.